QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information
The quarterly results of operations for 2016 and 2015 are summarized below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(In Millions)
2016
Total Revenues	$5,034	$4,297	$2,216	$(1,842)
Total benefits and other deductions	$2,580	$2,721	$2,246	$1,727
Net earnings (loss)	$1,720	$1,061	$22	$(2,259)
2015
Total Revenues	$3,567	$220	$5,714	$318
Total benefits and other deductions	$2,437	$1,973	$2,375	$1,384
Net earnings (loss)	$854	$(1,025)	$2,275	$(640)